Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2012
Supplement [Text Block]	vet4_SupplementTextBlock

Virtus Balanced Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated December 10, 2012 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Effective December 10, 2012, modifications affecting the equity portion of Virtus Balanced Fund and Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

Virtus Balanced Fund

The fund’s equity portfolio management strategies have been modified to include a specific percentage of assets invested in foreign securities in the form of American Depositary Receipts (ADRs).

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Up to 25% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

Under normal market circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund invests the fixed income portion of its portfolio primarily in investment grade bonds; however, it may invest in high yield-high risk fixed income securities (junk bonds). Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years.

Virtus Tactical Allocation Fund

The fund’s equity portfolio management strategies have been modified to include a percentage range of assets invested in foreign securities in the form of ADRs.

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Diversified across stocks (including non-U.S.), bonds, and cash, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the sub-adviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size.

Both Funds

Under “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus, the following disclosure is hereby added:

•	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

VIRTUS BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet4_SupplementTextBlock

Virtus Balanced Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated December 10, 2012 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Effective December 10, 2012, modifications affecting the equity portion of Virtus Balanced Fund and Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

Virtus Balanced Fund

The fund’s equity portfolio management strategies have been modified to include a specific percentage of assets invested in foreign securities in the form of American Depositary Receipts (ADRs).

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Up to 25% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

Under normal market circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund invests the fixed income portion of its portfolio primarily in investment grade bonds; however, it may invest in high yield-high risk fixed income securities (junk bonds). Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years.

Both Funds

Under “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus, the following disclosure is hereby added:

•	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

VIRTUS TACTICAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet4_SupplementTextBlock

Virtus Balanced Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated December 10, 2012 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Effective December 10, 2012, modifications affecting the equity portion of Virtus Balanced Fund and Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

Virtus Tactical Allocation Fund

The fund’s equity portfolio management strategies have been modified to include a percentage range of assets invested in foreign securities in the form of ADRs.

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Diversified across stocks (including non-U.S.), bonds, and cash, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the sub-adviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size.

Both Funds

Under “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus, the following disclosure is hereby added:

•	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.